CONVERTIBLE NOTES PAYABLE (Details 6) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Balance - Issuance Date (April 9, 2026)					$ 0
Change in Fair Value - Period (gain)			$ 9,214	$ 0	9,214	$ 0
Balance at April 30, 2026	$ 192,500	$ 192,500	192,500		192,500
Jefferson Street Capital L L C [Member]
Balance - Issuance Date (April 9, 2026)	69,300
Change in Fair Value - Period (gain)	26,950
Balance at April 30, 2026	96,250	96,250	96,250		96,250
Lambda Ventures L L C [Member]
Balance - Issuance Date (April 9, 2026)		113,986
Change in Fair Value - Period (gain)		(17,736)
Balance at April 30, 2026	$ 96,250	$ 96,250	$ 96,250		$ 96,250